united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22440

Alternative Strategies Fund

(Exact name of registrant as specified in charter)

Gemini Fund Services, LLC, 80 Arkay Drive. Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 9/30/15

Item 1. Schedule of Investments.

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value

	COMMON STOCK - 25.73%
	DIVERSIFIED FINANCIAL SERVICES - 1.93%
52,200	Two Harbors Investment Corp.	$ 460,404

	INVESTMENT COMPANIES - 12.49%
23,935	Ares Capital Corp.	346,579
64,062	FS Investment Corp.	597,058
17,800	Garrison Capital, Inc.	349,095
28,800	Medley Capital Corp.	214,272
25,000	Monroe Capital Corp.	347,500
18,900	PennantPark Floating Rate Capital Ltd.	225,666
55,896	PennantPark Investment Corp.	361,647
48,240	Prospect Capital Corp.	343,951
14,181	Solar Senior Capital Ltd.	201,654
		2,987,422
	PIPELINES - 9.52%
22,900	Enbridge Energy Partners LP	566,088
7,200	Energy Transfer Partners LP	295,704
9,400	Enterprise Product Partners LP	234,060
12,200	Kinder Morgan, Inc.	337,696
5,600	Magellan Midstream Partners LP	336,616
11,400	Plains All American Pipeline LP	346,332
5,000	Williams Partners LP	159,600
		2,276,096
	TRANSPORTATION - 1.79%
29,800	Teekay Offshore Partners LP	428,822

	TOTAL COMMON STOCK (Cost - $9,844,915)	6,152,744

	MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 13.69%
49,600	CoreEnergy Infrastructure Trust	219,232
60,100	CYS Investments, Inc.	436,326
74,200	Dynex Capital, Inc.	486,752
7,000	EPR Properties	360,990
27,000	Five Oaks Investment Corp.	170,640
27,200	Hatteras Financial Corp.	412,080
36,500	Invesco Mortgage Capital, Inc.	446,760
67,000	New York Mortgage Trust, Inc.	367,830
40,400	Orchid Island Capital, Inc.	373,700
	TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (Cost - $4,229,559)	3,274,310

	REAL ESTATE INVESTMENT TRUSTS - 39.13%
86,361	Div Cap Industrial, Inc. II + #	960,336
101,003	Griffin Essential Asst II + #	939,327
114,810	Griffin American Healthcare REIT III, Inc. + #	957,424
170,164	Hines Global REIT, Inc. + #	1,477,519
135,627	Phillips Ed ARC Shopping + #	1,372,600
154,928	SmartStop Self Storage + #	2,130,266
141,402	Steadfast Income REIT, Inc. + #	1,519,018
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $8,503,992)	9,356,490

	SENIOR COMMON STOCK - 0.17%
6,740	Pacific Office Prop Trust + #	40,440
	TOTAL SENIOR COMMON STOCK (Cost - $67,400)

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value

	CLOSED-END FUNDS - 4.09%
20,090	Kayne Anderson MLP Investment Co.	465,686
23,841	Kayne Anderson Energy Total Return Fund, Inc.	311,840
17,600	Oxford Lane Capital Corp.	200,816
	TOTAL CLOSED-END FUNDS (Cost - $1,487,534)	978,342

	MUTUAL FUND - 1.18%
	ALTERNATIVE INVESTMENT - 1.18%
24,728	AQR Managed Futures Strategy Fund	277,943
	TOTAL MUTUAL FUND (Cost - $250,000)

	PRIVATE INVESTMENTS - 14.16%
	BUSINESS DEVELOPMENT - 9.22%
104,572	Corporate Capital Trust, Inc. + #	969,386
142,186	HMS Income Fund, Inc. + #	1,235,596
		2,204,982
	EQUIPMENT LEASING - 0.70%
651	Cypress Equipment Fund 17 LLC + #	103,109
223	Cypress Equipment Fund 18 LLC + #	64,927
		168,036
	LAND DEVELOPMENT - 4.24%
36,635	Walton Kimberlin Heights, LP * + #	340,705
10,752	Walton Sherwood Acres, LP * + #	99,994
10,752	Walton US Land Fund 1, LP * + #	99,994
19,855	Walton US Land Fund 2, LP * + #	136,801
37,655	Walton US Land Fund 3, LP * + #	335,129
		1,012,623

	TOTAL PRIVATE INVESTMENTS (Cost - $4,247,546)	3,385,641

	SHORT-TERM INVESTMENT - 1.52%
362,844	Fidelity Institutional Money Market Fund - Money Market Portfolio, 0.13% ^	362,844
	TOTAL SHORT-TERM INVESTMENT (Cost - $362,844)

	TOTAL INVESTMENTS - 99.67% (Cost - $26,993,790) (a)	$ 23,828,754
	OTHER ASSETS LESS LIABILITIES - 0.33%	82,004
	NET ASSETS - 100.00%	$ 23,910,758

* Non-income producing.
+ Illiquid security. Total illiquid securities represents 53.46% of net assets as of September 30, 2015.
# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total of such securities is $12,782,571 or 53.46% of net assets.
^ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2015.
LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $27,416,189 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,028,257
	Unrealized depreciation:	(4,615,692)
	Net unrealized depreciation:	$ (3,587,435)

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, this team is composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund invests in some securities which are not traded and the fair value team has established a methodology for fair value of each type of security. Generally, REITs are publicly registered but not traded. When the REIT is in the public offering period the Fund values the REIT at cost. The Fund generally purchases REITs at net asset value (“NAV”) or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should a REIT be unable to raise sufficient capital and execute its business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Once a REIT closes to new investments, the Fund values the security based on the movement of an appropriate market index or traded comparable until the REIT issues an updated market valuation. Additionally, certain other non-publicly traded investments held by the Fund are valued based on the movement of an appropriate benchmark or company provided market valuation. The private investments are monitored for any independent audits of the security or impairments reported on the potential value of the security and the fair value is generally adjusted to depreciation in the case of hard assets. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund's assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,152,744	$ -	$ -	$ 6,152,744
Mortgage REITS	3,274,310	-	-	3,274,310
REITS		8,417,163	939,327	9,356,490
Senior Common Stock			40,440	40,440
Closed-End Funds	978,342			978,342
Mutual Funds	277,943	-	-	277,943
Private Investments	-	2,204,982	1,180,659	3,385,641
Short Term Investment	362,844	-	-	362,844
Total	$ 11,046,183	$ 10,622,145	$ 2,160,426	$ 23,828,754

There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Real Estate Investment Trusts	Private Investments	Senior Common Stock	Total
Beginning Balance	$ 939,327	$ 1,180,659	$ 8,088	$ 2,128,074
Total realized gain (loss)	-	-	-	-
Appreciation (Depreciation)		-	32,352	32,352
Cost of Purchases	-	-	-	-
Proceeds from Sales & Return of Capital	-	-	-	-
Accrued Interest	-	-	-	-
Net transfers in/out of level 3	-	-	-	-
Ending Balance	$ 939,327	$ 1,180,659	$ 40,440	$ 2,160,426

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Strategies Fund

By (Signature and Title)

/s/Andrew Rogers

Andrew Rogers, Executive Officer

Date 11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

Andrew Rogers, Executive Officer

Date 11/25/15

By (Signature and Title)

/s/Kevin Wolf

Kevin Wolf, Financial Officer

Date 11/25/15